Long-Term Debt - Phased Funding and Potential Loan Forgiveness Milestones (Details) - DECD Loan Agreement - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Apr. 30, 2016
Debt Instrument [Line Items]
Funding	$ 15.5	$ 15.5	$ 9.5
Potential Loan Forgiveness	12.3
Phase 1
Debt Instrument [Line Items]
Funding	5.0
Potential Loan Forgiveness	4.5
Phase 2
Debt Instrument [Line Items]
Funding	4.5
Potential Loan Forgiveness	2.8
Phase 3
Debt Instrument [Line Items]
Funding	6.0
Potential Loan Forgiveness	3.0
Final
Debt Instrument [Line Items]
Funding	0.0
Potential Loan Forgiveness	$ 2.0